CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2006
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) [Abstract]
Issuance of common stock, convertible note payable		$ 1,000,000
Issuance of Series B Preferred Stock, convertible debt	$ 175,000